GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

October 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE:

BMO Funds, Inc. Post-Effective Amendment No. 100 to Registration Statement
on Form N-1A (Reg. Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of BMO Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A.  This Post-Effective Amendment No.100 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of designating November 26, 2014 as the new date upon which Post-Effective Amendment No. 97 (filed on June 18, 2014) will become effective.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Hawkins

Laura A. Hawkins

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI,  AND WASHINGTON DC,

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